UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period:  05/31/2008

Item 1.  Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
May 31, 2008

Shares		Value	Shares		Value
	Common Stocks - 97.22%			Food - 6.40%
	Aerospace & Defense - 7.23%		16,850	SYSCO Corp.	$ 519,991
13,700	Boeing Co.	$ 1,133,949	38,700	Unilever PLC - ADR	1,279,035
2,800	Lockheed Martin Corp.	306,432			1,799,026
9,250	Raytheon Co.	590,705
		2,031,086		Health Care Services - 6.38%
			13,000	Aetna, Inc.	613,080
	Banks - 3.43%		21,150	WellPoint, Inc. *	1,180,593
6,750	Bank of America Corp.	229,567			1,793,673
7,000	Bank of New York Mellon Corp. (The)	311,710
72,400	National City Corp. +	422,816		Home Builders - 1.29%
		964,093	8,186	Centex Corp.	154,142
			7,200	DR Horton, Inc.	91,512
	Beverages - 1.13%		4,275	Lennar Corp.	72,162
5,550	Coca-Cola Co. (The)	317,793	3,750	Pulte Homes, Inc.	45,863
					363,679
	Capital Markets - 6.88%
18,650	JP Morgan Chase & Co.	801,950		Insurance - 5.69%
20,550	Lehman Brothers Holdings, Inc.	756,445	15,000	American International Group, Inc.	540,000
8,500	Morgan Stanley	375,955	26,400	Genworth Financial, Inc.	583,440
		1,934,350	3,850	Hartford Financial Services Group, Inc.	273,620
			15,600	MBIA, Inc. +	108,576
	Commercial Services - 0.46%		15,850	PMI Group, Inc. (The) +	94,466
1,486	Visa, Inc. *	128,330			1,600,102

	Conglomerates - 5.37%			Machinery/Instruments - 2.54%
3,300	Eaton Corp.	319,044	4,650	3M Co.	360,654
38,700	General Electric Co.	1,188,864	7,800	Tyco International, Ltd.	352,482
		1,507,908			713,136

	Consumer Finance - 3.49%			Oil & Gas - 19.51%
20,350	Capital One Financial Corp.	979,242	17,050	BP PLC - ADR	1,236,296
			17,400	ChevronTexaco Corp.	1,725,210
	Diversified Financials - 7.14%		19,600	ConocoPhillips	1,824,760
54,450	CIT Group, Inc.	544,500	6,900	Valero Energy Corp.	350,796
36,000	Citigroup, Inc.	788,040	5,400	XTO Energy, Inc.	343,548
14,750	Federal National Mortgage Association	398,545			5,480,610
10,900	Freddie Mac +	277,078
		2,008,163		Oil & Gas Service - 1.18%
			2,200	Transocean, Inc. *	330,418
	Electric - 4.75%
9,600	American Electric Power Co., Inc.	406,368		Pharmaceuticals - 4.07%
5,100	Constellation Energy Group, Inc.	439,773	4,900	Roche Holding AG - ADR	421,407
12,350	PG&E Corp.	488,937	12,800	Schering-Plough Corp.	261,120
		1,335,078	15,950	Sepracor, Inc. *	344,680
	Environmental Control - 0.07%		8,500	Theravance, Inc. * +	115,005
862	Nalco Holding Co.	20,963			1,142,212

				REITS - 4.06%
			31,800	Annaly Capital Management, Inc. +	566,358
			37,400	CapitalSource, Inc. +	574,464
					1,140,822
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
May 31, 2008

Shares		Value
	Retail - 3.42%
11,050	Family Dollar Stores, Inc.	$ 236,470
15,950	PetSmart, Inc.	373,868
8,850	Yum ! Brands, Inc.	351,345
		961,683

	Savings & Loan - 1.47%
45,900	Washington Mutual, Inc. +	414,018

	Telecommunications - 1.26%
37,900	Sprint Nextel Corp.	354,744

	Total Common Stocks (Cost $29,862,434)	27,321,129

	Short-Term Investments - 2.55%
715,122	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 2.07%, 6/2/08
	(Cost $715,122)	715,122

	Collateral Received for Securities
	Loaned - 6.85%
1,924,623	Bank of New York Institutional Cash
	Reserve Fund, to yield 2.35%, 6/2/08
	(Cost $1,924,623)	1,924,623

TOTAL INVESTMENTS
(Cost $32,502,179) (a)	106.62%	$ 29,960,874

Liabilities in excess of other assets	-6.62%	(1,863,640)

TOTAL NET ASSETS	100.00%	$ 28,097,234

Percentages indicated are based upon total net assets of $28,097,234

* Non -incoming producing security.
+ All or a portion of the security is on loan.
ADR - American Depositary Receipt

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the
Securities and Exchange Commission on Form N-CSR.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,203,622
	Unrealized depreciation:	(4,744,927)
	Net unrealized depreciation:	$ (2,541,305)

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
May 31, 2008

Shares			Value	Shares		Value
	Common Stocks - 99.80%				Mining - 3.59%
	Biotechnology - 7.82%			13,705	Freeport-McMoRan Copper & Gold, Inc.	$ 1,585,806
18,134	Celgene Corp. *		$ 1,103,635
42,433	Gilead Sciences, Inc. *		2,347,393		Oil & Gas Services - 4.68%
			3,451,028	13,747	Transocean, Inc. *	2,064,662

	Commercial Services - 7.69%				Oil & Gas Exploration - 8.48%
7,236	Mastercard, Inc.		2,233,391	45,979	Southwestern Energy Co. *	2,038,709
13,415	Visa, Inc. *		1,158,519	26,784	XTO Energy, Inc.	1,703,998
			3,391,910			3,742,707

	Chemicals - 7.33%				Retailing - 2.54%
16,540	Monsanto Co.		2,107,196	34,806	Urban Outfitters, Inc. *	1,120,405
9,003	Mosaic Co. (The)		1,128,256
			3,235,452		Semiconductors - 2.37%
				36,365	Broadcom Corp. *	1,043,312
	Computers - 6.59%
15,401	Apple Computer, Inc. *		2,906,939		Software - 4.43%
				20,105	Activision, Inc. *	678,544
	Diversified Financials - 11.42%			17,638	Salesforce.com, Inc. *	1,275,404
5,954	BlackRock, Inc.		1,339,590			1,953,948
7,739	Goldman Sachs Group, Inc.		1,365,237
6,663	IntercontinentalExchange, Inc. *		920,827		Telecommunications - 3.31%
24,374	T Rowe Price Group, Inc.		1,411,742	30,113	Qualcomm, Inc.	1,461,685
			5,037,396

	Energy-Alternate Sources - 3.08%				Total Common Stocks (Cost $35,293,610)	44,039,443
5,085	First Solar, Inc. *		1,360,441
					Short-Term Investments - 0.75%
	Engineering & Construction - 2.30%			332,743	Milestone Treasury Obligation Portfolio,
5,443	Fluor Corp.		1,015,392		Institutional Class,
					to yield 2.07%, 6/2/08
	Healthcare - Products - 2.46%				(Cost $332,743)	332,743
3,719	Intuitive Surgical, Inc. *		1,091,861

	Internet - 10.63%
14,626	Amazon.com, Inc. *		1,193,774
3,125	Google, Inc., Class A *		1,830,625
12,388	Priceline.com, Inc. * +		1,666,558
			4,690,957

	Iron/Steel - 2.82%
34,461	Steel Dynamics, Inc.		1,244,042

	Machinery - 6.27%
16,639	Cummins, Inc.		1,171,718
11,502	Flowserve Corp.		1,593,257
			2,764,975

	Metal Fabrication - 1.99%
7,256	Precision Castparts Corp.		876,525

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
May 31, 2008

Shares			Value
	Collateral Received for Securities
	Loaned - 3.79%
1,673,109	Bank of New York Institutional Cash
	Reserve Fund, to yield 2.35%, 6/2/08
	(Cost $1,673,109)		$ 1,673,109

TOTAL INVESTMENTS
(Cost $37,299,462) (a)		104.34%	$ 46,045,295

Liabilities in excess of other assets		-4.34%	(1,924,688)

TOTAL NET ASSETS		100.00%	$ 44,120,607

Percentages indicated are based upon total net assets of $44,120,607

* Non-income producing security.
+ All or a portion of the security is on loan.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the
Securities and Exchange Commission on Form N-CSR.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:		$ 9,216,018
	Unrealized depreciation:		(470,185)
	Net unrealized appreciation:		$ 8,745,833

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2008

Shares		Value	Shares		Value
	Common Stocks - 97.83%			Energy Equipment (Continued)- 6.31%
	Aerospace/Defense - 0.93%		2,800	Superior Energy Services *	$ 459,050
1,525	Alliant Techsystems, Inc. *	$ 165,554			1,124,261

	Banks - 2.23%			Electronics - Semiconductors/
3,600	City National Corp.	174,240		Components - 1.06%
5,175	Zions Bancorp	222,990	6,175	Arrow Electronics, Inc. *	189,325
		397,230
				Food Products - 3.01%
	Capital Markets - 9.10%		5,850	Archer-Daniels-Midland Co.	232,245
3,300	Affiliated Managers Group, Inc. *	338,250	5,075	Ralcorp Holdings, Inc. *	304,500
6,300	Federated Investors, Inc.	232,218			536,745
13,050	Jefferies Group, Inc. +	234,900
3,800	Legg Mason, Inc.	204,478		Hand/Machine Tools - 2.66%
9,925	Raymond James Financial, Inc.	295,268	2,225	Lincoln Electric Holdings, Inc.	183,518
17,375	TD Ameritrade Holding Corp. *	314,661	6,250	Regal-Beloit Corp.	290,625
		1,619,775			474,143

	Chemicals - 3.29%			Healthcare Providers & Services - 4.84%
7,775	Albemarle Corp.	345,754	5,075	Coventry Health Care, Inc. *	233,602
11,675	Hercules, Inc.	240,855	5,850	DaVita, Inc. *	303,498
		586,609	6,050	Pediatrix Medical Group, Inc. *	325,671
					862,771
	Commercial Services & Supplies - 5.55%
2,400	Avery Dennison Corp.	123,792		Household Durables - 1.19%
10,425	Equifax, Inc.	397,818	10,700	Tempur-Pedic International, Inc. +	114,918
4,525	Pitney Bowes, Inc.	164,303	1,325	Whirlpool Corp.	97,626
9,225	RR Donnelley & Sons Co.	302,856			212,544
		988,769
				Household Products - 1.63%
	Computer Peripherals - 0.97%		3,550	Energizer Holdings, Inc. *	289,644
10,925	Qlogic Corp. *	172,506
				Hotels/Restaurants - 0.73%
	Construction and Engineering - 6.60%		18,525	Triarc Cos., Inc. +	130,231
7,700	Chicago Bridge & Iron Co.	351,890
3,825	Foster Wheeler, Ltd. *	291,350		Industrial Conglomerates - 0.87%
5,900	Granite Construction, Inc.	215,763	2,600	Teleflex, Inc.	154,154
5,100	McDermott International, Inc. *	316,353
		1,175,356		Insurance - 3.66%
			8,275	HCC Insurance Holdings, Inc.	197,442
	Electrical Equipment &		9,650	IPC Holdings, Ltd.	274,060
	Components - 2.71%		5,025	Willis Group Holdings, Ltd.	180,046
8,550	General Cable Corp. *	318,600			651,548
2,800	Rockwell Automation, Inc. *	163,940
		482,540		IT Services - 3.70%
			8,250	Amdocs, Ltd. *	266,558
	Electric- Independent Power Producer - 1.59%		5,100	Fiserv, Inc. *	267,036
12,350	Calpine Corp. * +	282,815	5,095	Total System Services, Inc.	124,929
					658,523
	Electric- Intergrated - 1.00%
7,425	Westar Energy, Inc.	178,200		Machinery-Diversified - 0.42%
			1,700	Ingersoll-Rand Co., Ltd.	74,868
	Enery Equipment - 6.31%
21,050	Cal Dive International, Inc. *	294,279
6,100	Dresser-Rand Group, Inc. *	245,952
1,500	National Oilwell Varco, Inc. *	124,980
SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2008

Shares		Value	Shares		Value
	Metals & Mining - 4.93%			Short-Term Investments - 2.35%
3,350	Cleveland-Cliffs, Inc.	$ 357,445	418,146	Milestone Treasury Obligation Portfolio,
2,775	Kaydon Corp.	169,580		Institutional Class,
7,100	Teck Cominco, Ltd.	351,805		to yield 2.07%, 6/2/08
		878,830		(Cost $418,146)	$ 418,146

	Oil & Gas - 10.54%			Collateral Received for Securities
1,875	Continental Resources, Inc. *	120,319		Loaned - 4.20%
2,250	Encore Acquisition Co. *	150,278	748,002	Bank of New York Institutional Cash
12,850	PetroHawk Energy Corp. *	377,533		Reserve Fund, to yield 2.35%, 6/2/08
4,550	Pioneer Natural Resources Co.	326,645		(Cost $748,002)	748,002
8,600	SandRidge Energy, Inc. *	473,000
9,675	Southwestern Energy Co. *	428,990	TOTAL INVESTMENTS
		1,876,765	(Cost $17,257,364) (a)	104.38%	$ 18,587,111

	Pharmaceuticals - 1.59%		Liabilities in excess other assets	-4.38%	(777,754)
6,450	Barr Pharmaceuticals, Inc. *	282,510
			TOTAL NET ASSETS	100.00%	$ 17,809,357
	Retail - 3.38%
3,600	Best Buy Co., Inc.	168,084	Percentage indicated are based on net assets of $17,809,357
6,100	Ross Stores, Inc.	223,382
8,975	Staples, Inc.	210,464	* Non-income producing security.
		601,930	+ All or a portion of the security is on loan.

	Semiconductors - 1.61%		Securities valuation policies and other investment related disclosures are hereby
7,525	Varian Associates, Inc. *	286,176	incorporated by reference to the annual and semi-annual reports filed with the
			Securities and Exchange Commission on Form N-CSR.
	Software - 1.55%
8,600	Sybase, Inc. *	275,372	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
			tax purposes is substantially the same and differs from market value by net
	Telecommunications - 3.09%		unrealized appreciation (depreciation) of securities as follows:
4,450	CommScope, Inc. *	244,083
8,725	Nice Systems, Ltd. *	305,375		Unrealized appreciation:	$ 2,285,627
		549,458		Unrealized depreciation:	(955,880)
				Net unrealized appreciation:	$ 1,329,747
	Textiles - 1.52%
5,950	Phillips-Van Heusen Corp.	270,309

	Thrifts & Mortgage Finance - 2.49%
4,550	New York Community Bancorp, Inc.	93,366
9,645	People's United Financial, Inc.	159,432
5,950	Prosperity Bancshares, Inc.	190,043
		442,841

	Utilities - Electrical - 3.08%
9,300	DPL, Inc.	264,306
11,125	Reliant Energy, Inc. *	284,355
		548,661

	Total Common Stocks
	(Cost $16,091,216)	17,420,963

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2008

Shares		Value	Shares		Value
	Common Stocks - 94.59%			Insurance - 6.61%
	Aerospace/Defense - 1.66%		11,300	IPC Holdings, Ltd.	$ 320,920
14,400	Carter's, Inc. *	$ 214,560	7,300	Protective Life Corp.	306,454
			5,600	Zenith National Insurance Corp.	225,960
	Automotive Equipment &				853,334
	Manufacturing - 1.76%
4,400	BorgWarner, Inc.	227,524		Manufacturing - 14.54%
			7,800	A.O. Smith Corp.	281,970
	Banks - 6.82%		3,400	Albany International Corp., Class A	117,674
10,700	First Midwest Bancorp, Inc.	279,270	9,700	Aptargroup, Inc.	433,784
16,100	Hanmi Financial Corp. +	103,040	3,300	Clarcor, Inc.	143,286
25,100	Sterling Bancshares, Inc.	256,522	4,200	Nordson Corp.	301,770
12,100	Trustmark Corp.	241,516	4,600	Teleflex, Inc.	272,734
		880,348	7,000	Wabtec Corp.	325,990
					1,877,208
	Chemicals - 2.79%
14,700	RPM International, Inc.	360,591		Medical Products - 4.13%
			5,400	Owens & Minor, Inc.	256,392
	Collectibles - 1.68%		5,800	West Pharmaceutical Services, Inc.	275,094
11,200	RC2 Corp. *	216,272			531,486

	Computers - 3.33%			Oil & Gas - 8.08%
34,400	Brocade Communications Systems, Inc. *	277,264	2,400	Cimarex Energy Co.	163,536
13,500	Ness Technologies, Inc. *	152,820	4,300	Oil States International, Inc. *	251,206
		430,084	14,500	Piedmont Natural Gas Co. +	391,935
			8,800	Rosetta Resources, Inc. *	236,984
	Cosmetics & Personal Care - 1.83%				1,043,661
3,800	Chattem, Inc. * +	236,398
				Pharmaceuticals - 2.09%
	Diversified Financial Services - 1.86%		12,300	Sciele Pharma, Inc. +	269,493
10,500	optionsXpress Holdings, Inc.	239,820
				REITS - 3.53%
	Electric - 6.43%		13,400	Senior Housing Properties Trust	297,614
11,800	Cleco Corp.	294,764	11,500	Strategic Hotels & Resorts, Inc.	158,125
14,200	Pike Electric Corp. *	221,378			455,739
13,100	Westar Energy, Inc.	314,400
		830,542		Retail - 7.81%
			10,300	BJ's Wholesale Club, Inc. *	406,747
	Electronic Components - 1.16%		7,600	Jack in the Box, Inc. *	186,732
7,500	Technitrol, Inc.	149,625	5,100	Longs Drug Stores Corp.	241,842
			5,500	School Specialty, Inc. * +	172,645
	Food - 2.43%				1,007,966
12,900	Chiquita Brands International, Inc. * +	313,986
				Saving and Loans - 2.02%
	Holding Companies - 3.32%		18,400	First Niagara Financial Group, Inc.	260,728
4,600	Walter Industries, Inc.	428,904
				Semiconductors - 4.56%
	Household Products - 4.25%		8,450	Diodes, Inc. *	238,544
4,600	Church & Dwight Co., Inc.	261,878	35,400	ON Semiconductor Corp. *	350,106
7,500	Tupperware Corp.	287,250			588,650
		549,128

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2008

Shares		Value
	Software - 0.48%
2,900	THQ, Inc. *	$ 62,205

	Transporation - 1.42%
3,500	Bristow Group, Inc. *	182,945

	Total Common Stocks (Cost $9,731,751)	12,211,197

	Short-Term Investments - 5.55%
716,978	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 2.07%, 6/2/08
	(Cost $716,978)	716,978

	Collateral Received for Securities
	Loaned - 9.53%
1,230,319	Bank of New York Institutional Cash
	Reserve Fund, to yield 2.35%, 6/2/08
	(Cost $1,230,319)	1,230,319

TOTAL INVESTMENTS
(Cost $11,679,048) (a)	109.67%	$ 14,158,494

Liabilities in excess of other assets	-9.67%	(1,249,053)

TOTAL NET ASSETS	100.00%	$ 12,909,441		-

Percentages indicated are based upon total net assets of $12,909,441

* Non-income producing security.
+ All or a portion of the security is on loan.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the
Securities and Exchange Commission on Form N-CSR.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subsatntially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,014,717
	Unrealized depreciation:	(535,271)
	Net unrealized appreciation:	$ 2,479,446

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
May 31, 2008

Shares		Value	Shares		Value
	Common Stocks - 96.57%			GREECE - 3.08%
	AUSTRALIA - 7.74%			Banks - 3.08%
	Beverages - 1.84%		36,300	National Bank of Greece SA, ADR	$ 409,827
46,600	Foster's Group, Ltd, ADR	$ 244,370
				ISRAEL - 1.38%
	Mining - 2.41%			Pharmaceuticals - 1.38%
3,800	BHP Billiton, Ltd.	320,492	4,000	Teva Pharmaceutical Industries, Ltd.	182,920

	Telecommunications - 3.49%			ITALY - 2.99%
20,400	Telstra Corp., Ltd.	464,100		Banks - 2.99%
			4,800	Intesa Sanpaolo SPA, ADR	396,949
	TOTAL AUSTRALIA	1,028,962
				JAPAN - 17.13%
	BRAZIL - 2.33%			Automobiles - 1.45%
	Oil & Gas - 2.33%		1,895	Toyota Motor Corp., ADR	193,385
4,400	Petroleo Brasileiro SA, ADR	310,200
				Chemicals - 1.69%
	FRANCE - 11.44%		3,800	Asahi Kasei Corp., ADR	225,340
	Building Materials - 4.83%
14,200	Lafarge SA	641,337		Distribution/Wholesale - 2.94%
			800	Mitsui & Co., Ltd.	390,616
	Commercial Banking - 2.71%
7,000	BNP Paribas SA, ADR	360,835		Iron/Steel - 1.57%
			4,400	Sumitomo Metal Industries, Ltd.	209,000
	Electric - 1.88%
3,400	Suez SA	250,410		Metal Processing - 3.79%
			5,100	NSK, Ltd., ADR	503,889
	Insurance - 2.02%
7,600	AXA SA, ADR	268,888		Retail - 1.65%
			15,300	Aeon Co., Ltd., ADR	219,575
	TOTAL FRANCE	1,521,470
				Toys - 4.04%
	GERMANY - 6.23%		7,800	Nintendo Co., Ltd. ADR	535,689
	Chemicals - 1.47%
2,200	Bayer AG, ADR	195,220		TOTAL JAPAN	2,277,494

	Diversified Manufacturing - 1.80%			LUXEMBOURG - 4.83%
2,100	Siemens AG, ADR	238,959		Metal Hardware - 2.44%
			5,300	Tenaris SA, ADR	324,890
	Electrical Utilities - 2.96%
2,950	E.ON AG, ADR	206,942		Iron/Steel - 2.39%
1,450	RWE AG, ADR	187,255	3,200	ArcelorMittal	317,856
		394,197
				TOTAL LUXEMBOURG	642,746
	TOTAL GERMANY	828,376
				MEXICO - 2.27%
	FINLAND - 1.75%			Media - 2.27%
	Telecommunications - 1.75%		11,500	Grupo Televisa SA	301,300
8,200	Nokia OYJ	232,880
				RUSSIA - 3.18%
				Oil & Gas - 3.18%
			7,000	Gazprom OAO *	422,800

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
May 31, 2008

Shares		Value	Shares		Value
	SINGAPORE - 2.24%			Oil & Gas - 4.72%
	Banks - 2.24%		8,650	BP PLC, ADR	$ 627,212
5,200	DBS Group Holdings, Ltd.	$ 298,220
				Telecommunications - 1.69%
	SPAIN - 5.20%		7,000	Vodafone Group PLC	224,630
	Banks - 2.48%
15,800	Banco Santander SA	330,220		TOTAL UNITED KINGDOM	1,770,147

	Telecommunications - 2.72%			Total Common Stocks (Cost $11,962,954)	12,841,628
4,200	Telefonica SA	361,326

	TOTAL SPAIN	691,546		Short-Term Investments - 3.36%
			446,689	Milestone Treasury Obligation Portfolio,
	SWEDEN - 4.43%			Institutional Class,
	Metal Processing - 4.43%			to yield 2.07%, 6/2/08
20,400	Sandvik AB, ADR	349,911		(Cost $446,689)	446,689
12,800	SFK AB, ADR	239,801
		589,712	TOTAL INVESTMENTS
			(Cost $12,409,643) (a)	99.93%	$ 13,288,317
	TOTAL SWEDEN	589,712
			Assets in excess of other liabilities	0.07%	8,941
	SWITZERLAND - 7.04%
	Food & Food Services - 3.00%		TOTAL NET ASSETS	100.00%	$ 13,297,258
3,250	Nestle SA, ADR	398,570
			Percentages indicated are based upon total net assets of $13,297,258
	Pharmaceuticals - 4.04%
6,250	Roche Holding AG, ADR	537,509	* Non-incoming producing security.

	TOTAL SWITZERLAND	936,079	ADR-American Depositary Receipt

	UNITED KINGDOM - 13.31%		Securities valuation policies and other investment related disclosures are hereby
	Food & Food Services - 6.90%		incorporated by reference to the annual and semi-annual reports filed with the
12,500	Tesco PLC, ADR	306,880	Securities and Exchange Commission on Form N-CSR.
18,500	Unilever PLC, ADR	611,425
		918,305	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
			tax purposes is substantially the same and differs from market value by net
			unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation:	$ 1,287,705
				Unrealized depreciation:	(409,031)
				Net unrealized appreciation:	$ 878,674

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
May 31, 2008

Shares		Value	Shares			Value
	Common Stocks - 98.41%			Short-Term Investments - 1.35%
	Biotechnology - 23.99%		266,517	Milestone Treasury Obligation Portfolio,
36,400	Affymetrix, Inc. * +	$ 438,984		Institutional Class,
25,700	Amgen, Inc. * +	1,131,571		to yield 2.07%, 6/2/08
5,000	Biogen Idec, Inc. * +	313,750		(Cost $266,517)		$ 266,517
59,121	Cell Genesys, Inc. *	209,289
7,500	Genentech, Inc. *	531,525		Collateral Received for Securities
9,500	Genzyme Corp. *	650,370		Loaned - 29.20%
20,000	Human Genome Sciences, Inc. * +	117,600	5,750,600	Bank of New York Institutional Cash
29,000	Invitrogen Corp. * +	1,332,840		Reserve Fund, to yield 2.35%, 6/2/08
		4,725,929		(Cost $5,750,600)		5,750,600

	Healthcare - Equipment			TOTAL INVESTMENTS
	& Supplies - 20.70%			(Cost $27,208,975) (a)	128.96%	$ 25,402,070
15,400	Boston Scientific Corp. *	204,666
19,600	Covidien, Ltd.	981,764		Liabilities in excess of other assets	-28.96%	(5,706,111)
24,100	Medtronic, Inc.	1,221,147
3,500	Stryker Corp.	225,925		TOTAL NET ASSETS	100.00%	$ 19,695,959
8,600	Techne Corp. *	675,100
12,500	Waters Corp. *	769,000
		4,077,602	Percentages indicated are based on net assets of $19,695,959

	Healthcare - Providers			* Non-income producing security.
	& Service - 15.95%			+ All or a portion of the security is on loan.
25,500	AmerisourceBergen Corp.	1,053,915		ADR - American Depositary Receipt
9,000	IMS Health, Inc.	218,160
38,726	PharMerica Corp. * +	792,721	Securities valuation policies and other investment related disclosures are hereby
23,000	UnitedHealth Group, Inc.	786,830	incorporated by reference to the annual and semi-annual reports filed with the
5,200	WellPoint, Inc. *	290,264	Securities and Exchange Commission on Form N-CSR.
		3,141,890
			(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	Pharmaceuticals - 37.77%		tax purposes is substantially the same and differs from market value by net
8,000	AstraZeneca PLC	349,520	unrealized appreciation (depreciation) of securities as follows:
53,156	Corcept Therapeutics, Inc. * +	124,385
16,500	Eli Lilly & Co.	794,310		Unrealized appreciation:		$ 2,062,690
4,000	GlaxoSmithKline PLC - ADR	178,120		Unrealized depreciation:		(3,869,595)
12,500	Johnson & Johnson	834,250		Net unrealized depreciation:		$ (1,806,905)
58,000	King Pharmaceuticals, Inc. * +	595,080
29,000	Medicis Pharmaceutical Corp., Class A +	689,620
56,500	Pfizer, Inc.	1,093,840
13,100	Sanofi-Aventis SA +	488,892
29,500	Teva Pharmaceutical Industries, Ltd.	1,349,035
33,000	Watson Pharmaceuticals, Inc. *	942,480
		7,439,532

	Total Common Stocks (Cost $21,191,858)	19,384,953

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
May 31, 2008

Shares		Value	Shares		Value
	Common Stocks - 99.58%			Machinery-Construction & Mining - 1.23%
	Aerospace/Defense - 1.22%		2,690	Joy Global, Inc.	$ 226,579
2,050	Lockheed Martin Corp.	$ 224,352
				Media - 1.67%
	Biotechnology - 5.69%		13,600	Comcast Corp.	306,000
2,700	Celgene Corp. * +	164,322
6,500	Genetech, Inc. *	460,655		Oil & Gas Service - 4.55%
7,600	Gilead Sciences, Inc. * +	420,432	4,800	Cameron International Corp. *	255,504
		1,045,409	4,800	National Oilwell Varco, Inc. * +	399,936
			2,100	W-H Energy Services, Inc. * +	179,613
	Chemicals - 1.80%				835,053
2,600	Monsanto Co.	331,240
				Chemicals - 1.75%
	Commercial Services - 3.57%		8,400	BioMarin Pharmaceutical, Inc. * +	320,628
4,600	Alliance Data Systems Corp. * +	276,184
4,400	Visa, Inc. *	379,984		Semiconductors - 17.35%
		656,168	10,447	Aixtron AG # +	155,556
			9,900	Altera Corp. #	229,086
	Consumer Discretionary - 1.86%		30,730	Applied Materials, Inc.	608,761
360	Intuitive Surgical, Inc. * +	105,692	9,700	Broadcom Corp. * +	278,293
6,800	Masimo Corp. * +	235,008	126,300	Lattice Semiconductor Corp. * +	449,628
		340,700	33,700	Marvell Technology Group, Ltd. * +	585,032
			8,781	Netlogic Microsystems, Inc. * +	331,570
	Electronics - 1.75%		28,900	PMC - Sierra, Inc. * +	245,939
6,700	Dolby Laboratories, Inc. * +	321,667	15,680	Veeco Instruments, Inc. * +	301,526
					3,185,391
	Energy - Alternate Sources - 2.55%
2,400	Energy Conversion Devices, Inc. * +	152,352		Telecommunications - 13.77%
840	First Solar, Inc. * +	224,734	4,000	American Tower Corp. *	182,880
4,300	JA Solar Holdings Co., Ltd. * +	91,461	16,400	AT&T, Inc.	654,360
		468,547	14,831	Atheros Communications, Inc. * +	495,652
			8,500	Ciena Corp. * +	259,760
	Information Technology - 40.82%		3,400	CommScope, Inc. *	186,490
7,030	Adobe Systems, Inc. *	309,742	6,500	Corning, Inc.	177,710
6,700	Akamai Technologies, Inc. * #	261,635	6,800	Rogers Communications, Inc.	299,268
5,310	Apple Computer, Inc. *	1,002,263	7,300	SBA Communications Corp. * +	271,706
19,200	Ariba, Inc. * +	284,928			2,527,826
9,200	BMC Software, Inc. *	368,920
17,200	Cisco Systems, Inc. *	459,584		Total Common Stocks (Cost $14,893,954)	18,284,264
5,300	Concur Technologies, Inc. * +	194,351
5,200	eBay, Inc. *	156,052		Short-Term Investments - 3.70%
900	Google, Inc. *	527,220	678,751	Milestone Treasury Obligation Portfolio,
3,710	Hewlett-Packard Co.	174,593		Institutional Class,
5,250	International Business Machines Corp.	679,508		to yield 2.07%, 6/2/08
7,100	McAfee, Inc. * #	257,375		(Cost $678,751)	678,751
7,900	Netease.com * +	179,725
11,300	Nokia OYJ Corp.	320,920
10,659	Omniture, Inc. * #	262,744		Collateral Received for Securities
17,210	Qualcomm, Inc.	835,373		Loaned - 17.70%
4,900	Research In Motion, Ltd. *	680,463	3,248,810	Bank of New York Institutional Cash
14,670	Synchronoss Technologies, Inc. * +	194,964		Reserve Fund, to yield 2.35%, 6/2/08
8,600	VeriSign, Inc. * +	344,344		(Cost $3,248,810)	3,248,810
		7,494,704

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
May 31, 2008
		Value
TOTAL INVESTMENTS
(Cost $18,821,515) (a)	120.98%	$ 22,211,825

Liabilities in excess of other assets	-20.98%	(3,853,650)

TOTAL NET ASSETS	100.00%	$ 18,358,175

Percentages indicated are based on net assets of $18,358,175

* Non-income producing security.
+ All or a portion of the security is on loan.
# All or a portion of this security is segregated as collateral for open written options.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the
Securities and Exchange Commission on Form N-CSR.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,584,285
	Unrealized depreciation:	(193,975)
	Net unrealized appreciation:	$ 3,390,310

Schedule of Call Options Written

Contracts		Value
43	Akamai Technologies, Inc.
	Expiration January 2009, Exercise Price $40.00	$ 24,338
99	Altera Corp.
	Expiration January 2009, Exercise Price $25.00	16,830
30	Aixtron AG
	Expiration December 2008, Exercise Price $15.00	6,300
35	McAfee, Inc.
	Expiration June 2008, Exercise Price $40.00	350
36	McAfee, Inc.
	Expiration January 2009, Exercise Price $40.00	8,460
11	Omniture, Inc.
	Expiration December 2008, Exercise Price $30.00	2,860
6	Omniture, Inc.
	Expiration December 2008, Exercise Price $35.00	870

	(Proceeds $57,867)	$ 60,008

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
May 31, 2008

Shares		Value	Shares			Value
	Common Stocks - 95.23%			Oil - Integrated Domestic - 7.62%
	Chemicals - 7.50%		9,378	Petroleo Brasileiro SA - ADR		$ 661,149
3,985	Air Products and Chemicals, Inc.	$ 406,151	3,742	Total Fina Elf SA - ADR		326,527
5,958	Praxair, Inc.	566,367				987,676
		972,518
				Transportation - 3.52%
	Electrical Components & Equipment - 8.77%		6,686	Tidewater, Inc.		456,854
11,801	Gamesa Corp Tecnologica SA	610,149
7,438	General Cable Corp. *	526,610		Total Common Stocks (Cost $9,543,624)		12,343,008
		1,136,759

	Forest Products & Paper - 3.77%
7,836	Weyerhaeuser Co.	488,418		Short-Term Investments - 5.76%
			745,981	Milestone Treasury Obligation Portfolio,
	General Contractors - 4.54%			Institutional Class,
8,043	Chicago Bridge & Iron Co.	367,565		to yield 2.07%, 6/2/08
6,349	KBR, Inc.	220,374		(Cost $745,981)		745,981
		587,939
			TOTAL INVESTMENTS
	Iron / Steel - 2.96%		(Cost $10,289,605) (a)		100.99%	$ 13,088,989
2,222	United States Steel Corp.	383,762
			Liabilities in excess of other assets		-0.99%	(127,652)
	Machinery - Construction & Mining - 4.75%
1,771	Joy Global, Inc.	149,171	TOTAL NET ASSETS		100.00%	$ 12,961,337
23,377	Kinross Gold Corp.	466,839
		616,010	Percentages indicated are based on net assets of $12,961,337

	Mining - 4.05%		* Non-income producing security.
4,532	Freeport-McMoran Copper & Gold, Inc.	524,398	ADR - American Depositary Receipt

	Oil Cos. - Exploration & Production - 21.00%		Securities valuation policies and other investment related disclosures are hereby
4,314	Devon Energy Corp.	500,165	incorporated by reference to the annual and semi-annual reports filed with the
40,325	Grey Wolf, Inc. *	315,745	Securities and Exchange Commission on Form N-CSR.
12,366	PetroHawk Energy Corp. *	363,313
5,185	Petroleum Development Corp. *	358,284	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
4,628	Pioneer Natural Resources Co.	332,244	tax purposes is substantially the same and differs from market value by net
20,736	Tailsman Energy, Inc.	482,319	unrealized appreciation (depreciation) of securities as follows:
4,248	Ultra Petroleum Corp. *	369,449
		2,721,519		Unrealized appreciation:		$ 2,908,818
				Unrealized depreciation:		(109,434)
	Oil & Gas - Drilling Services - 6.28%			Net unrealized appreciation:		$ 2,799,384
4,656	Noble Corp.	293,980
11,771	Rowan Cos, Inc.	519,690
		813,670

	Oil & Gas - Equipment & Services - 20.47%
16,349	BJ Services Co.	493,740
8,038	Cameron International Corp. *	427,863
3,725	Dawson Geophysical Co. *	254,380
5,257	Oceaneering International, Inc. *	375,140
12,511	Halliburton Corp.	607,784
6,477	Superior Well Services, Inc. *	160,241
3,909	W-H Energy Services, Inc. *	334,337
		2,653,485

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
May 31, 2008

Shares		Value	Shares			Value
	Common Stocks - 94.72%			Manufacturing - 3.60%
	Banks - 38.13%		3,237	General Electric Co.		$ 99,441
2,988	Bank of America Corp.	$ 101,622
6,492	HSBC Holdings PLC	109,372		Total Common Stocks (Cost $2,666,161)		2,614,275
1,632	Julius Baer Holding AG	133,247
1,129	M&T Bank Corp.	97,839		Short-Term Investments - 5.53%
1,583	Piraeus Bank SA	53,137	152,708	Milestone Treasury Obligation Portfolio,
2,159	PNC Financial Services Group, Inc.	138,716		Institutional Class,
2,330	Standard Chartered PLC	86,382		to yield 2.07%, 6/2/08
1,634	State Street Corp.	117,681		(Cost $152,708)		152,708
2,715	US Bancorp	90,111
1,842	Wachovia Corp.	43,839	TOTAL INVESTMENTS
2,919	Wells Fargo & Co.	80,477	(Cost $2,818,869) (a)		100.25%	$ 2,766,983
		1,052,423
			Liabilities in excess of other assets		-0.25%	(7,007)
	Diversified Financials - 29.06%
1,854	American Express Co.	85,933	TOTAL NET ASSETS		100.00%	$ 2,759,976
284	BlackRock, Inc.	63,897
2,716	Citigroup, Inc.	59,453	Percentages indicated are based on net assets of $2,759,976
1,069	Franklin Resources, Inc.	108,204
622	Goldman Sachs Group, Inc. (The)	109,727	* Non-income producing securities.
2,734	JPMorgan Chase & Co.	117,562
1,785	Lehman Brothers Holdings, Inc.	65,706	Securities valuation policies and other investment related disclosures are hereby
755	Man Group PLC	93,711	incorporated by reference to the annual and semi-annual reports filed with the
2,211	Morgan Stanley	97,792	Securities and Exchange Commission on Form N-CSR.
		801,985
			(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	Insurance - 23.93%		tax purposes is substantially the same and differs from market value by net
1,658	Allstate Corp. (The)	84,458	unrealized appreciation (depreciation) of securities as follows:
2,432	ACE, Ltd.	146,090
31	Berkshire Hathaway, Inc., Class B *	139,738		Unrealized appreciation:		$ 237,533
2,640	Chubb Corp.	141,926		Unrealized depreciation:		(289,419)
2,469	MetLife, Inc.	148,214		Net unrealized depreciation:		$ (51,886)
		660,426

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
May 31, 2008

Principal		Value	Principal		Value
	U.S. Government			Financial Services - 28.16%
	and Agencies - 44.97%		$ 500,000	Caterpillar Financial Services Corp.
	Federal National Mortgage			5.125%, 10/12/11	$ 512,555
	Association - 27.86%		200,000	Citicorp
$ 900,000	2.65%, 6/30/08	$ 900,186		7.25%, 10/15/11	210,898
1,000,000	4.125%, 4/15/14	991,106	400,000	Citigroup, Inc.
700,000	5.00%, 4/15/15 +	722,307		5.50%, 4/11/13	402,682
424,944	5.375%, 8/15/11	431,484		General Electric Capital Corp.:
1,000,000	5.125%, 10/18/16	1,034,900	150,000	3.50%, 10/15/08	149,390
		4,079,983	50,000	3.20%, 2/15/09	49,609
			400,000	Goldman Sachs Group, Inc.,
	U.S. Treasury Notes - 8.00%			6.65%, 5/15/09	410,220
600,000	4.50%, 11/15/15 +	624,163	100,000	HSBC Finance Corp.,
300,000	5.125%, 5/15/16 +	323,357		4.45%, 9/15/08 +	99,826
100,000	4.875%, 8/15/16 +	106,016	700,000	International Lease Finance Corp.
85,000	4.75%, 8/15/17 +	89,392		4.375%, 11/1/09	693,372
30,000	3.50%, 2/15/18 +	28,570	800,000	J.P. Morgan Chase & Co.,
		1,171,498		3.80%, 10/2/09	796,743
			300,000	John Deere Capital Corp.
	U.S. Treasury Inflation			5.40%, 4/7/10	307,266
	Protection Securities - 9.11%		235,000	Lehman Brothers Holdings, Inc.,
1,100,000	1.875%, 7/15/13	1,334,275		6.875%, 5/2/18	228,060
			200,000	Merrill Lynch & Co., Inc.,
	Total U.S. Government			5.77%, 7/25/11	199,204
	and Agencies (Cost $6,325,769)	6,585,756	65,000	National Rural Utilities Cooperative
				Finance Corp., 4.35%, 11/15/11	63,444
	Corporate Notes and Bonds - 52.32%				4,123,269
	Aerospace/Defense - 1.11%
158,000	United Technologies Corp., 6.50%, 6/1/09	162,587		Insurance - 2.02%
			300,000	Prudential Financial, Inc., 6.00%, 12/1/17	295,945
	Banks - 2.07%
300,000	Bank of America Corp., 5.75%, 12/1/17	303,103		Machinery-Construction & Mining - 0.72%
			100,000	Caterpillar, Inc., 6.55%, 5/1/11	105,140
	Chemicals - 0.74%
100,000	Monsanto Co., 7.375%, 8/15/12	108,907		Oil/Gas - 1.45%
			200,000	Ocean Energy, Inc., 7.25%, 10/1/11	211,942
	Commercial -MBS - 1.36%
200,000	Citigroup Commercial Mortgage Trust			Pipelines - 2.84%
	5.378%, 10/15/49	199,250		Consolidated Natural Gas Co.,
			400,000	6.25%, 11/1/11	415,973
	Electric Utilities - 7.08%
200,000	DPL, Inc., 6.875%, 9/1/11	208,630		Telecommunications - 4.77%
510,000	FPL Group Capital, Inc., 5.625%, 9/1/11	524,952	587,000	AT&T, Inc.
100,000	Potomac Electric Power Co., 5.875%, 10/15/08	100,702		5.30%, 11/15/10	596,765
200,000	Public Service Electric & Gas Co., 5.125%, 9/1/12	201,666	100,000	Verizon Communications, Inc.,
		1,035,950		5.35%, 2/15/11	101,743
					698,508

				Total Corporate Notes and Bonds
				(Cost $7,645,653)	7,660,574

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
May 31, 2008

Shares		Value
	Short-Term Investments - 2.49%
364,929	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 2.07%, 6/2/08
	(Cost $364,929)	$ 364,929

	Collateral Received for Securities
	Loaned - 13.04%
1,909,169	Bank of New York Institutional Cash
	Reserve Fund, to yield 2.35%, 6/2/08
	(Cost $1,909,169)	1,909,169

TOTAL INVESTMENTS
(Cost $16,245,520) (a)	112.82%	$ 16,520,428

Liabilities in excess of other assets	-12.82%	(1,878,172)

TOTAL NET ASSETS	100.00%	$ 14,642,256

Percentages indicated are based upon total net assets of $14,642,256

+ All or a portion of the security is on loan.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the
Securities and Exchange Commission on Form N-CSR.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 309,542
	Unrealized depreciation:	(34,634)
	Net unrealized appreciation:	$ 274,908

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
May 31, 2008

Principal		Value	Principal		Value
	Municipal Bonds - 94.88%			NEW YORK - 4.39%
	CALIFORNIA - 12.37%			General Obligation - 4.39%
	Housing - 1.14%		$ 150,000	City of New York, 5.00%, 8/1/23, FSA	$ 155,544
$ 40,000	State Housing Financing Agency
	Revenue, Single Family Mortgage			NORTH CAROLINA - 7.40%
	Purchase Amount, Series A, Class I,			General Obligation - 2.96%
	5.30%, 8/1/18, FHA	$ 40,237	100,000	Mecklenburg County, Series B,
				4.50%, 2/1/18	104,828
	Education - 8.29%
250,000	Alvord California Union School District,			Water/Sewer - 4.44%
	Series A, 5.90%, 2/1/20, MBIA	293,715	150,000	Wilmington, NC Water & Sewer System
				Revenue, 5.00%, 6/1/23	157,349
	General Obligation - 2.94%
100,000	California State Variable PurposeUnion			TOTAL NORTH CAROLINA	262,177
	School District, 5.00%, 3/1/21, MS1	104,151
				NORTH DAKOTA - 2.32%
	TOTAL CALIFORNIA	438,103		Housing - 2.32%
			82,000	State Housing Financing Agency Revenue,
	COLORADO - 3.04%			Series C, 5.50%, 7/1/18	82,318
	Public Facilities - 3.04%
100,000	Denver, CO City & County Excise Tax			OHIO - 2.71%
	Revenue, Convention Center Project,			Education - 2.71%
	5.50%, 9/1/17, FSA	107,846	100,000	Marysville Exempt Village School District,
				4.375%, 12/1/29, MBIA	96,127
	DISTRICT OF COLOMBIA - 2.75%
	Public Facilities - 2.75%			PENNSYLVANIA - 4.42%
100,000	Washington D.C. Convention Center			General Obligation - 4.42%
	Authority Dedicated Tax Revenue,		150,000	Philadelphia, 4.90%, 9/15/20, FSA	156,705
	Series A, 4.50%, 10/1/30, AMBAC	97,368
				SOUTH CAROLINA - 5.39%
	FLORIDA - 5.47%			Power/Utility - 5.39%
	Health/Hospital - 5.47%		190,000	Piedmont Municipal Power Agency,
200,000	South Broward Hospital District,			Unrefunded Portion,
	4.75%, 5/1/22	193,736		Electric, Series A, 5.00%, 1/1/18, FGIC	190,893

	KENTUCKY - 5.47%			SOUTH DAKOTA - 3.26%
	Education - 5.47%			Power/Utility - 3.26%
200,000	Mercer County School District Finance		100,000	Heartland Consumers Power District
	Corp. School Building Revenue,			Electric, Revenue, 6.00%, 1/1/17, FSA	115,433
	4.125%, 5/1/23	193,862
				TEXAS - 14.43%
	MARYLAND - 5.56%			Education - 4.47%
	Water/Sewer - 5.56%		150,000	State University System Revenue,
195,000	State Energy Financing Administration,			5.375%, 3/15/17, FSA	158,218
	Solid Waste Disposal, LO Revenue,
	6.30%, 12/1/10	197,155		General Obligation - 5.88%
			200,000	Texas State Veterans Housing Assistance
	NEW JERSEY - 5.60%			Program, Series B, 5.75%, 12/1/13	208,698
	Water/Sewer - 5.60%
200,000	New Jersey Economic Development			Water/Sewer - 4.08%
	Authority, Water Facilities, Revenue,		150,000	State Water Assistance
	5.35%, 2/1/38, MBIA	198,238		Series A, 4.50%, 8/1/22	144,632

				TOTAL TEXAS	511,548

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited) (Continued)
May 31, 2008

Principal		Value			Value
	UTAH - 4.62%		TOTAL INVESTMENTS
	Education - 4.62%		(Cost $3,467,696) (a)	98.59%	$ 3,493,231
$ 150,000	State Board Regents Revenue,
	5.25%, 12/1/14, AMBAC	$ 163,630	Assets in excess of other liabilities	1.41%	49,727

	WISCONSIN - 5.68%		TOTAL NET ASSETS	100.00%	$ 3,542,958
	Health/Hospital - 5.68%
200,000	State Health & Educational Facilities		Percentage indicated are based on net assets of $3,542,958
	Authority, Revenue, Waukesha
	Memorial Hospital, Series A,		AMBAC	Insured by AMBAC Indemnity Corporation
	5.25%, 8/15/19, AMBAC	201,146	FGIC	Insured by Financial Guaranty Insurance Corporation
			FHA	Federal Housing Administration
	Total Municipal Bonds (Cost $3,336,293)	3,361,829	FSA	Insured by Federal Security Assurance
			GO	General Obligation
Shares			LO	Limited Obligation
			MBIA	Insured by Municipal Bond Insurance Association
	Short-Term Investments - 3.71%
131,402	Milestone Treasury Obligation Portfolio,		Securities valuation policies and other investment related disclosures are hereby
	Institutional Class,		incorporated by reference to the annual and semi-annual reports filed with the
	to yield 2.07%, 6/2/08		Securities and Exchange Commission on Form N-CSR.
	(Cost $131,402)	131,402
			(a) Represents cost for financial reporting purposes. Aggregate cost for federal
			tax purposes is substantially the same and differs from market value by net
			unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation:	$ 54,720
				Unrealized depreciation:	(29,185)
				Net unrealized appreciation:	$ 25,535

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
May 31, 2008

Principal		Value
	U.S. Government Agencies - 80.12%
	Federal Home Loan Bank,
	Discount Notes - 34.17%
$ 6,800,000	To yield 1.90%, 6/2/08	$ 6,800,000

	Federal Home Loan Mortgage, Corp.,
	Discount Notes - 20.92%
1,175,000	To yield 2.035%, 6/9/08	1,174,535
3,000,000	To yield 2.011%, 8/4/08	2,989,479
		4,164,014

	Federal National Mortgage Association,
	Discount Notes - 25.03%
3,000,000	To yield 2.101%, 7/9/08	2,993,536
2,000,000	To yield 2.152%, 9/12/08	1,987,880
		4,981,416

	Total U.S. Government Agencies
	(Cost $15,945,430)	15,945,430

	Repurchase Agreement - 20.16%
4,012,000	Bank of America, 2.20%, due 6/2/08 with
	a maturity value of $4,012,735 (Fully
	collateralized by U.S. government
	agencies and obligations)
	(Cost $4,012,000)	4,012,000

TOTAL INVESTMENTS
(Cost $19,957,430)	100.28%	$ 19,957,430

Liabilities in excess of other assets	-0.28%	(54,029)

TOTAL NET ASSETS	100.00%	$ 19,903,401

Percentage indicated are based on net assets of $19,903,401

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the
Securities and Exchange Commission on Form N-CSR.

APPENDIX A:

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods, which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.

Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees, there is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of May 31, 2008, there were no securities for which market quotations were not readily available.

The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

07/24/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

07/24/08

By (Signature and Title)

       /s/Mark S. Marrone, Treasurer and Chief Financial Officer

Date

07/24/08